Note 8 - Intangibles (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Purchase of intangible assets		$ 0	$ 1,798,687